Reinsurance - Additional Information (Details) $ in Millions			12 Months Ended
		Mar. 02, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the year			$ 3,195.2	$ 2,319.8	$ 2,077.6
Plus component of annual investment management fee			0.25
Reinsurance Recoverable, Allowance for Credit Loss			$ 3.8	$ 3.7
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)			$ 0.1
Enstar
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the year	[1]	$ 770.0
Second coverage		250.0
Maximum | Enstar
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance retention policy, amount retained		4,575.0
Reinsurance retention policy, second amount retained		5,065.0
Minimum | Enstar
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance retention policy, amount retained		3,805.0
Reinsurance retention policy, second amount retained		$ 4,815.0

[1]	Included within reinsurance recoverable for unpaid losses are $770.0 million of recoveries associated with the purchase of an adverse development cover.